BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Benefits to Key Executive Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,719	$ 2,453	$ 2,144
Share-based payment	310	460	650
Other long-term benefits	6	28	61
Benefits to key executive personnel	$ 3,035	$ 2,941	$ 2,855